                                    Letterhead of
                         The Franklin Life Insurance Company
                                  #1 Franklin Square
                             Springfield, Illinois  62713
                                    (217) 528-2011


                                   May 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE: Franklin Life Variable Annuity Fund A (1933 Act Registration No. 2-36394; 1940 Act Registration No. 811-1990)

Ladies and Gentlemen:

     On behalf of Franklin Life Variable Annuity Fund A, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus and Statement of Additional Information under Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 45 to the Fund's Registration Statement on Form N-3, which was filed electronically with the Securities and Exchange Commission on April 30, 1998.

     If you have any questions about this filing, please contact the undersigned at (800) 528-2011, extension 2759.

                                   Very truly yours,

                                   /s/ Elizabeth E. Arthur

                                   Elizabeth E. Arthur
                                   Director and
                                   Associate General Counsel


VIA EDGAR